American Funds® Global Insight Fund
Investment portfolio
July 31, 2026
unaudited

Common stocks 96.91% Information technology 29.10%	Shares	Value (000)
Broadcom, Inc.	2,467,384	$960,503
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,884,561	761,834
Microsoft Corp.	1,630,837	757,883
Apple, Inc.	2,131,109	658,321
ASML Holding NV	327,551	541,719
SK hynix, Inc. (GDR)	399,010	480,816
NVIDIA Corp.	2,195,117	440,670
Micron Technology, Inc.	314,484	258,830
SAP SE	1,127,281	204,972
KLA Corp.	998,090	182,471
TDK Corp.	7,397,875	139,862
Applied Materials, Inc.	248,217	126,012
Keyence Corp.	234,010	119,355
Intel Corp. (a)	1,158,299	104,479
Palo Alto Networks, Inc. (a)	276,694	91,815
Amphenol Corp., Class A	509,845	81,932
Tokyo Electron, Ltd.	224,500	78,312
NEC Corp.	1,874,300	55,838
Disco Corp.	149,800	55,060
Halma PLC	1,054,382	50,163
Shopify, Inc., Class A, subordinate voting shares (a)	281,305	32,955
Cisco Systems, Inc.	179,859	20,862
Constellation Software, Inc.	8,887	19,037
Cadence Design Systems, Inc. (a)	37,005	12,582
Fair Isaac Corp. (a)	8,548	9,599
Fujitsu, Ltd.	180,500	4,151
		6,250,033
Industrials 17.91%
General Electric Co.	1,249,932	450,063
Safran SA	889,035	346,925
Rolls-Royce Holdings PLC	16,328,353	323,012
GE Vernova, Inc.	285,751	282,976
Airbus SE, non-registered shares	848,620	197,870
Hitachi, Ltd.	5,626,400	186,256
RTX Corp.	795,139	171,130
DSV A/S	674,092	146,164
ITT, Inc.	614,779	120,484
Mitsubishi Corp.	3,701,400	111,108
BAE Systems PLC	3,843,961	108,484
Bombardier, Inc., Class B (a)	450,112	108,443
Ingersoll-Rand, Inc.	1,273,379	106,174
Siemens AG	263,637	85,929
Northrop Grumman Corp.	150,371	81,573
Paychex, Inc.	670,668	78,361
HEICO Corp.	131,544	46,877
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
HEICO Corp., Class A	122,045	$31,400
RELX PLC	2,171,827	76,309
ABB, Ltd.	735,796	72,374
Recruit Holdings Co., Ltd.	912,200	71,953
Ryanair Holdings PLC (ADR)	1,133,919	66,346
Schneider Electric SE	195,407	65,257
AMETEK, Inc.	249,460	60,297
United Rentals, Inc.	51,245	55,307
IHI Corp.	2,870,200	51,007
ITOCHU Corp.	3,605,000	45,633
Rheinmetall AG, non-registered shares	31,714	41,691
Compagnie de Saint-Gobain SA, non-registered shares	429,575	40,263
Lennox International, Inc.	94,931	39,480
TransDigm Group, Inc.	28,745	36,057
Epiroc AB, Class A	1,322,878	33,912
ATI, Inc. (a)	170,441	31,947
Canadian National Railway Co.	214,785	27,311
Daikin Industries, Ltd.	116,100	16,999
Crane Co.	51,630	11,021
Trane Technologies PLC	23,296	10,598
UL Solutions, Inc., Class A	84,192	7,715
Mobility Global Inc. (a)	86,436	1,762
		3,846,468
Financials 13.16%
JPMorgan Chase & Co.	1,370,385	482,088
DBS Group Holdings, Ltd.	4,677,435	269,971
UniCredit SpA	2,671,856	251,445
Mastercard, Inc., Class A	349,849	200,498
Visa, Inc., Class A	403,285	147,655
Standard Chartered PLC (GBP denominated)	4,737,343	139,698
Euronext NV	726,104	132,797
Marsh & McLennan Cos., Inc.	681,339	129,243
Hong Kong Exchanges and Clearing, Ltd.	2,142,000	111,601
Skandinaviska Enskilda Banken AB, Class A	4,248,958	99,640
Aon PLC, Class A	274,842	99,094
Tokio Marine Holdings, Inc.	1,802,800	91,939
Japan Post Bank Co., Ltd.	4,561,200	89,186
Deutsche Boerse AG	266,024	80,465
Arch Capital Group, Ltd. (a)	685,297	68,893
Munchener Ruckversicherungs-Gesellschaft AG	113,610	68,413
S&P Global, Inc.	115,863	47,727
Arthur J. Gallagher & Co.	188,539	47,025
NatWest Group PLC	4,462,019	42,445
Chubb, Ltd.	113,193	39,695
Banco Santander SA	2,576,023	36,591
KKR & Co., Inc.	350,841	35,586
Intact Financial Corp.	145,778	28,623
AIA Group, Ltd.	2,594,800	26,221
BNP Paribas SA	169,223	21,399
T&D Holdings, Inc.	639,500	20,450
Bank of America Corp.	178,731	11,072
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Deutsche Bank AG	126,358	$4,645
London Stock Exchange Group PLC	20,855	2,360
		2,826,465
Health care 7.86%
AstraZeneca PLC (GBP denominated)	1,756,003	298,956
Eli Lilly and Co.	151,119	173,611
Abbott Laboratories	1,220,529	129,010
Amgen, Inc.	327,840	126,271
BeOne Medicines, Ltd. (ADR) (a)	374,007	118,190
AbbVie, Inc.	467,403	117,290
Merck & Co., Inc.	779,883	101,541
Vertex Pharmaceuticals, Inc. (a)	168,441	80,363
Danaher Corp.	371,973	72,527
EssilorLuxottica SA	368,564	69,723
Chugai Pharmaceutical Co., Ltd.	1,480,900	64,521
HOYA Corp.	338,300	52,466
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	6,997,017	50,945
CVS Health Corp.	487,000	50,857
Mettler-Toledo International, Inc. (a)	31,916	45,203
UnitedHealth Group, Inc.	90,153	37,359
Roche Holding AG, nonvoting shares	74,999	32,803
Royalty Pharma PLC, Class A	437,840	25,583
Align Technology, Inc. (a)	141,333	23,908
Cytokinetics, Inc. (a)	161,996	12,495
Novo Nordisk AS, Class B	96,279	4,552
		1,688,174
Consumer discretionary 7.33%
Amazon.com, Inc. (a)	1,586,842	430,954
Royal Caribbean Cruises, Ltd.	653,195	207,912
LVMH Moet Hennessy-Louis Vuitton SE	268,943	147,359
Aramark	1,604,144	91,388
Sony Group Corp.	3,456,900	82,281
Panasonic Holdings Corp.	2,974,100	80,079
Industria de Diseno Textil SA	1,130,019	73,546
Chipotle Mexican Grill, Inc. (a)	1,725,768	64,233
Alibaba Group Holding, Ltd.	3,493,000	52,112
Hilton Worldwide Holdings, Inc.	160,601	51,471
MercadoLibre, Inc. (a)	27,130	50,949
Burlington Stores, Inc. (a)	123,334	45,446
Yum! Brands, Inc.	233,512	35,793
TJX Cos., Inc. (The)	214,103	33,687
Norwegian Cruise Line Holdings, Ltd. (a)	1,501,708	27,827
Marriott International, Inc., Class A	48,054	17,916
Starbucks Corp.	155,661	16,383
Sumitomo Electric Industries, Ltd.	1,150,980	15,799
Moncler SpA	261,733	14,819
H World Group, Ltd.	3,076,200	13,054
Booking Holdings, Inc.	57,121	11,019
Carvana Co., Class A (a)	154,665	9,645
		1,573,672
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Communication services 7.28%	Shares	Value (000)
Alphabet, Inc., Class A	1,897,500	$675,757
Alphabet, Inc., Class C	1,017,252	362,803
Meta Platforms, Inc., Class A	426,336	237,346
Tencent Holdings, Ltd.	1,962,800	118,933
Swisscom AG	63,590	48,924
Nintendo Co., Ltd.	671,000	32,385
Spotify Technology SA (a)	52,947	26,470
Netflix, Inc. (a)	353,660	25,361
Koninklijke KPN NV	3,166,904	15,013
Singapore Telecommunications, Ltd.	3,083,400	10,675
AppLovin Corp., Class A (a)	26,400	10,452
		1,564,119
Utilities 4.61%
Engie SA	7,685,570	240,266
RWE AG	3,356,946	221,347
Constellation Energy Corp.	481,424	126,494
CenterPoint Energy, Inc.	2,755,298	115,833
Atmos Energy Corp.	533,431	92,166
Veolia Environnement SA	2,174,216	86,423
Iberdrola SA, non-registered shares	3,424,942	81,557
Sempra	304,031	26,922
		991,008
Consumer staples 3.99%
Philip Morris International, Inc.	1,211,313	231,143
Danone SA	1,704,004	132,675
British American Tobacco PLC	1,677,285	103,308
L’Oreal SA, non-registered shares	224,392	100,126
Nestle SA	781,021	78,261
Mondelez International, Inc., Class A	976,989	60,876
Costco Wholesale Corp.	53,192	50,633
Keurig Dr Pepper, Inc.	1,316,282	40,963
Carlsberg A/S, Class B	138,341	20,407
Coca-Cola Co.	213,423	18,694
Anheuser-Busch InBev SA/NV	156,507	13,572
Constellation Brands, Inc., Class A	53,128	6,919
		857,577
Materials 2.37%
Linde PLC	245,393	117,391
Glencore PLC	12,779,551	93,524
Air Liquide SA	460,090	90,576
Barrick Mining Corp. (CAD denominated)	1,921,229	70,512
Air Products and Chemicals, Inc.	144,222	42,530
Shin-Etsu Chemical Co., Ltd.	896,300	32,674
Wheaton Precious Metals Corp. (CAD denominated)	268,027	29,153
Freeport-McMoRan, Inc.	282,325	17,682
BASF SE	249,437	14,497
		508,539
Energy 2.30%
TotalEnergies SE (EUR denominated)	2,536,090	223,490
ExxonMobil Holdings Corp.	629,085	97,785
TC Energy Corp. (CAD denominated)	719,747	48,468
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
EQT Corp.	775,074	$41,304
South Bow Corp.	852,796	31,621
ConocoPhillips	256,734	30,931
Repsol, SA non-registered shares	394,223	11,992
Cameco Corp. (CAD denominated)	101,459	8,756
		494,347
Real estate 1.00%
Welltower, Inc. REIT	917,051	214,993
Total common stocks (cost: $13,372,542,000)		20,815,395
Convertible stocks 0.14% Communication services 0.14%
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	298,100	14,964
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	298,100	14,953
Total convertible stocks (cost: $29,810,000)		29,917
Short-term securities 2.86% Money market investments 2.86%
Capital Group Central Cash Fund 3.70% (b)(c)	6,146,800	614,742
Total short-term securities (cost: $614,626,000)		614,742
Total investment securities 99.91% (cost: $14,016,978,000)		21,460,054
Other assets less liabilities 0.09%		18,997
Net assets 100.00%		$21,479,051
Investments in affiliates (c)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.86%
Money market investments 2.86%
Capital Group Central Cash Fund 3.70% (b)	$977,005	$2,706,722	$3,068,915	$47	$(117)	$614,742	$21,861

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 7/31/2026.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Global Insight Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Insight Fund — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,769,217	$480,816	$—	$6,250,033
Industrials	3,846,468	—	—	3,846,468
Financials	2,826,465	—	—	2,826,465
Health care	1,688,174	—	—	1,688,174
Consumer discretionary	1,493,593	80,079	—	1,573,672
Communication services	1,564,119	—	—	1,564,119
Utilities	991,008	—	—	991,008
Consumer staples	857,577	—	—	857,577
Materials	508,539	—	—	508,539
Energy	494,347	—	—	494,347
Real estate	214,993	—	—	214,993
Convertible stocks	29,917	—	—	29,917
Short-term securities	614,742	—	—	614,742
Total	$20,899,159	$560,895	$—	$21,460,054

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Global Insight Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-122-0926
American Funds Global Insight Fund — Page 8 of 8